Related Parties (Details) - Schedule of balances and related party transactions - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Joint venture
Assets balance clients current	R$ 73	R$ 55
Assets balance other assets current
Liabilities balance suppliers current	33	22
Liabilities balance other liabilities current	201	368
Assets balance clients non-current
Assets balance other assets non-current	252	114
Liabilities balance suppliers non-current
Liabilities balance other liabilities non-current	60
Wilkes Participações S.A. [Member]
Related Parties (Details) - Schedule of balances and related party transactions [Line Items]
Assets balance Clients
Assets balance other assets
Liabilities balance suppliers
Liabilities balance other liabilities	2	2
Euris [Member]
Related Parties (Details) - Schedule of balances and related party transactions [Line Items]
Assets balance Clients
Assets balance other assets
Liabilities balance suppliers
Liabilities balance other liabilities	1	1
Casino Guichard Perrachon [Member]
Related Parties (Details) - Schedule of balances and related party transactions [Line Items]
Assets balance Clients		13
Assets balance other assets
Liabilities balance suppliers
Liabilities balance other liabilities	21
Controlling Shareholder [Member]
Related Parties (Details) - Schedule of balances and related party transactions [Line Items]
Assets balance Clients		13
Assets balance other assets
Liabilities balance suppliers
Liabilities balance other liabilities	24	3
GPA [Member]
Related Parties (Details) - Schedule of balances and related party transactions [Line Items]
Assets balance Clients	24	18
Assets balance other assets	234	100
Liabilities balance suppliers	8	8
Liabilities balance other liabilities	237	365
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) [member]
Related Parties (Details) - Schedule of balances and related party transactions [Line Items]
Assets balance Clients	49	24
Assets balance other assets	18	14
Liabilities balance suppliers	25	14
Liabilities balance other liabilities
Joint ventures [member]
Related Parties (Details) - Schedule of balances and related party transactions [Line Items]
Assets balance Clients	73	42
Assets balance other assets	252	114
Liabilities balance suppliers	33	22
Liabilities balance other liabilities	237	365
Other related parties [member]
Related Parties (Details) - Schedule of balances and related party transactions [Line Items]
Assets balance Clients	73	55
Assets balance other assets	252	114
Liabilities balance suppliers	33	22
Liabilities balance other liabilities	R$ 261	R$ 368